WARRANTS AND OPTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENT

	December 31, 2021	December 31, 2020

Stock Price	$5.68	$8.32
Exercise Price	$8.00	$20.80
Term (expected in years)	3.2	4.73
Volatility	203.44%	259.2%
Annual Rate of Dividends	0.0%	0.0%
Risk-Free Rate	1.52%	0.18%

SCHEDULE OF WARRANT ACTIVITY

The following table summarizes all warrant activity for the years ended December 31, 2021, and 2020.

	Shares	Weighted-Average Exercise Price Per Share	Remaining term	Intrinsic value
Outstanding and Exercisable at December 31, 2019	30,250	$48.80	.73 years	-
Granted	31,875	$9.60	4.75 years	-
Exercised	-	-	-	-
Expired	(18,438)	-	-	-
Outstanding and Exercisable at December 31, 2020	43,688	$20.80	3.73 years	-
Granted	662,713	$8.00	3.20 years	-
Exercised			-	-
Expired	(4,625)	-	-	-
Outstanding and Exercisable at December 31, 2021	701,776	$8.80	3.20 years	-